FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of financial assets measured at fair value on a recurring basis

 The following table summarizes financial assets measured at fair value on a recurring basis as of December 31, 2014 and 2013, and by the level within the fair value hierarchy utilized to measure fair value (dollars in thousands):

December 31, 2014
Available-for-sale securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	$-	$159,254	$-	$159,254
U.S. government sponsored agency mortgage backed securities	-	167,970	-	167,970
States and political subdivisions	-	52,882	-	52,882
Corporate bonds	-	17,780	-	17,780
Total assets at fair value	$-	$397,886	$-	$397,886

December 31, 2013
Available-for-sale securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	$-	$105,072	$-	$105,072
U.S. government sponsored agency mortgage backed securities	-	157,423	-	157,423
States and political subdivisions	-	46,337	-	46,337
Corporate bonds	-	20,882	-	20,882
Total assets at fair value	$-	$329,714	$-	$329,714

Summary of financial assets measured at fair value on a nonrecurring basis

The following table summarizes financial assets measured at fair value on a nonrecurring basis as of December 31, 2014 and December 31, 2013, by the level within the fair value hierarchy utilized to measure fair value (dollars in thousands):

December 31, 2014
	Level 1	Level 2	Level 3	Total
Impaired loans (collateral-dependent)	$-	$-	$1,184	$1,184
Other real estate owned	-	-	-	-

December 31, 2013
	Level 1	Level 2	Level 3	Total
Impaired loans (collateral-dependent)	$-	$-	$2,214	$2,214
Other real estate owned	-	-	208	208

Schedule of quantitative information about unobservable inputs

  The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements as of December 31, 2014 and 2013 (dollars in thousands):

	Quantitative Information about Level 3 Fair Value Measurements
	Fair value at December 31, 2014	Valuation technique(s)	Unobservable input	Range (weighted average)

Impaired loans (collateral-dependent)	$1,184	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)

	Quantitative Information about Level 3 Fair Value Measurements
	Fair value at December 31, 2013	Valuation technique(s)	Unobservable input	Range (weighted average)
Impaired loans (collateral-dependent)	$2,214	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)

Other real estate/assets owned	$208	Market comparable properties	Marketability discount	5.0% - 10.0% (7%)

Schedule of estimated fair values of the financial instruments

The following tables present estimated fair values of the Corporation’s financial instruments as of December 31, 2014 and 2013, and indicate the levels within the fair value hierarchy of the valuation techniques (dollars in thousands):

Fair Value Measurements at December 31, 2014 Using

	Carrying amount	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and due from banks	$18,511	$18,511	$-	$-
Interest-bearing deposits in other banks	10,086	10,086	-	-
Federal funds sold	1,700	1,700	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	397,886	-	397,886	-
Securities held-to-maturity	21,985	-	22,263	-
Loans held for sale	354	354	-	-
Loans, net	644,118	-	-	650,770
Accrued interest receivable	4,337	-	4,337	-
Financial liabilities
Non-interest bearing deposits	204,358	204,358	-	-
Interest bearing deposits	815,597	-	816,022	-
Repurchase agreements	22,834	-	22,834	-
Accrued interest payable	613	-	613	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit		-	-	-

Fair Value Measurements at December 31, 2013 Using

	Carrying amount	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and due from banks	$20,391	$20,391	$-	$-
Interest-bearing deposits in other banks	25,167	25,167	-	-
Federal funds sold	9,850	9,850	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	329,714	-	329,714	-
Securities held-to-maturity	27,839	-	28,595	-
Loans held for sale	327	327	-	-
Loans, net	598,171	-	-	607,113
Accrued interest receivable	4,183	-	4,183	-
Financial liabilities
Non-interest bearing deposits	179,823	179,823	-	-
Interest bearing deposits	777,514	-	778,682	-
Repurchase agreements	18,095	-	18,095	-
Accrued interest payable	663	-	663	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-	-